Acquisitions, Acquired Intangible Assets, and Goodwill - Acquisition (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 27, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Compensation expense related to the acquisition		$ 283	$ 452
Prowly
Business Acquisition [Line Items]
Outstanding capital acquired	100.00%
Cash consideration for acquisition	$ 3,317
Maximum additional consideration payable	$ 2,750
Compensation expense related to the acquisition				$ 420